STATUTORY RESERVE (Details Textual)	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
Foreign Tax Authority [Member]
Statutory Reserve Disclosure [Line Items]
Statutory Surplus Reserve Fund Percentage	10.00%	10.00%
Registered Capital Appropriation Percentage	50.00%	50.00%
CHINA
Statutory Reserve Disclosure [Line Items]
Statutory Surplus Reserve Fund Percentage	10.00%	10.00%
Registered Capital Appropriation Percentage	50.00%	50.00%